AB Discovery Value Fund

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 23.0%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. - Class A(a)	729,590	$15,554,859

Building Products – 2.5%
Builders FirstSource, Inc.(a) (b)	287,930	41,761,367
Masonite International Corp.(b)	248,076	25,479,886

		67,241,253

Commercial Services & Supplies – 0.8%
ABM Industries, Inc.	448,590	20,374,958

Construction & Engineering – 4.4%
Dycom Industries, Inc.(b)	388,924	38,865,175
Fluor Corp.(a) (b)	1,240,875	43,418,216
MasTec, Inc.(b)	350,728	34,893,929

		117,177,320

Electrical Equipment – 3.5%
Regal Rexnord Corp.	188,418	30,559,515
Sensata Technologies Holding PLC	664,098	24,983,367
Vertiv Holdings Co.	992,171	39,081,616

		94,624,498

Ground Transportation – 2.4%
Knight-Swift Transportation Holdings, Inc.	624,233	34,220,453
XPO, Inc.(b)	419,038	31,272,806

		65,493,259

Machinery – 2.7%
Middleby Corp. (The)(a) (b)	222,732	32,427,552
Oshkosh Corp.	377,748	39,221,575

		71,649,127

Marine Transportation – 0.9%
Star Bulk Carriers Corp.	1,348,631	23,722,419

Passenger Airlines – 1.0%
Alaska Air Group, Inc.(b)	662,795	27,817,506

Professional Services – 2.8%
Genpact Ltd.	718,999	26,840,233
Korn Ferry	364,790	18,596,994
Robert Half, Inc.	381,299	28,200,874

		73,638,101

Trading Companies & Distributors – 1.4%
Herc Holdings, Inc.	295,921	38,511,159

		615,804,459

Financials – 19.4%
Banks – 10.8%
BankUnited, Inc.	603,715	15,847,519
Comerica, Inc.	789,064	37,961,869
First BanCorp./Puerto Rico	2,301,753	31,902,296

Company	Shares	U.S. $ Value
First Citizens BancShares, Inc./NC - Class A	30,731	$41,806,452
First Hawaiian, Inc.	1,799,247	34,023,761
Synovus Financial Corp.	352,410	10,910,614
Texas Capital Bancshares, Inc.(b)	544,235	33,982,033
Webster Financial Corp.	548,536	23,263,412
Wintrust Financial Corp.	406,210	31,525,958
Zions Bancorp NA(a)	778,402	27,633,271

		288,857,185

Capital Markets – 3.7%
Cboe Global Markets, Inc.	260,730	39,033,888
Moelis & Co. - Class A(a)	489,102	23,188,326
Stifel Financial Corp.	564,472	36,701,970

		98,924,184

Insurance – 4.9%
American Financial Group, Inc./OH	231,047	26,782,968
Everest Re Group Ltd.	113,540	40,951,607
Hanover Insurance Group, Inc. (The)	191,501	20,436,987
Kemper Corp.	429,200	20,159,524
Selective Insurance Group, Inc.	219,488	21,775,405

		130,106,491

		517,887,860

Consumer Discretionary – 14.2%
Automobile Components – 1.6%
Dana, Inc.	1,350,981	21,764,304
Goodyear Tire & Rubber Co. (The)(b)	1,621,480	20,933,307

		42,697,611

Diversified Consumer Services – 1.2%
ADT, Inc.(a)	5,060,588	32,488,975

Hotels, Restaurants & Leisure – 2.8%
Dine Brands Global, Inc.(a)	415,206	22,744,985
Hilton Grand Vacations, Inc.(a) (b)	634,152	27,725,125
Papa John’s International, Inc.(a)	328,487	24,866,466

		75,336,576

Household Durables – 2.2%
PulteGroup, Inc.	394,467	32,369,962
Taylor Morrison Home Corp.(b)	555,701	26,340,227

		58,710,189

Specialty Retail – 2.7%
Bath & Body Works, Inc.(c)	849,550	31,322,908
Sally Beauty Holdings, Inc.(b)	1,504,510	15,285,822
Williams-Sonoma, Inc.(a)	185,078	26,133,014

		72,741,744

Textiles, Apparel & Luxury Goods – 3.7%
PVH Corp.	459,406	38,406,342
Ralph Lauren Corp.	280,564	32,722,179

Company	Shares	U.S. $ Value
Tapestry, Inc.	771,738	$25,714,310

		96,842,831

		378,817,926

Information Technology – 11.6%
Communications Equipment – 1.1%
Lumentum Holdings, Inc.(b)	559,055	30,261,647

Electronic Equipment, Instruments & Components – 3.2%
Avnet, Inc.	657,093	33,347,470
Belden, Inc.	325,953	30,606,987
Crane NXT Co.	365,368	21,688,244

		85,642,701

Semiconductors & Semiconductor Equipment – 3.8%
Amkor Technology, Inc.	941,240	26,317,071
FormFactor, Inc.(b)	913,299	32,257,721
Kulicke & Soffa Industries, Inc.	347,962	18,000,074
Synaptics, Inc.(b)	293,330	25,678,108

		102,252,974

Software – 3.5%
ACI Worldwide, Inc.(b)	1,141,513	27,715,936
CommVault Systems, Inc.(b)	470,173	32,117,517
Gen Digital, Inc.	1,613,172	32,666,733

		92,500,186

		310,657,508

Health Care – 7.4%
Health Care Equipment & Supplies – 3.6%
Avantor, Inc.(b)	1,351,310	29,255,861
Envista Holdings Corp.(b)	1,093,690	35,019,954
Integra LifeSciences Holdings Corp.(b)	720,340	30,643,264

		94,919,079

Health Care Providers & Services – 2.9%
Acadia Healthcare Co., Inc.(b)	354,390	27,323,469
AMN Healthcare Services, Inc.(b)	281,865	24,911,229
Pediatrix Medical Group, Inc.(b)	1,856,347	26,230,183

		78,464,881

Life Sciences Tools & Services – 0.9%
Fortrea Holdings, Inc.(b)	881,279	24,279,236

		197,663,196

Real Estate – 6.8%
Diversified REITs – 0.8%
Broadstone Net Lease, Inc. - Class A	1,286,975	20,810,386

Health Care REITs – 1.0%
Physicians Realty Trust(a)	1,984,252	27,600,945

Company	Shares	U.S. $ Value
Industrial REITs – 2.3%
First Industrial Realty Trust, Inc.	498,900	$25,912,866
STAG Industrial, Inc.	951,405	34,754,825

		60,667,691

Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.(b)	62,115	10,733,472

Residential REITs – 1.2%
Apartment Income REIT Corp.	912,593	31,082,917

Specialized REITs – 1.1%
CubeSmart(a)	742,328	30,962,501

		181,857,912

Energy – 6.2%
Energy Equipment & Services – 1.3%
ChampionX Corp.(a)	999,390	36,067,985

Oil, Gas & Consumable Fuels – 4.9%
Cameco Corp.	1,082,770	40,062,490
HF Sinclair Corp.	500,238	27,558,111
International Seaways, Inc.	651,680	28,002,690
Magnolia Oil & Gas Corp. - Class A(a)	1,557,208	35,504,342

		131,127,633

		167,195,618

Materials – 3.7%
Chemicals – 1.3%
Element Solutions, Inc.	758,441	15,639,054
Huntsman Corp.	696,920	19,423,160

		35,062,214

Containers & Packaging – 1.3%
Berry Global Group, Inc.(a)	552,430	36,095,776

Metals & Mining – 1.1%
ATI, Inc.(b)	636,429	28,849,327

		100,007,317

Utilities – 2.6%
Electric Utilities – 2.6%
IDACORP, Inc.	383,359	36,741,127
Portland General Electric Co.	728,105	31,934,685

		68,675,812

Communication Services – 2.2%
Media – 2.2%
Criteo SA (Sponsored ADR)(b)	956,689	28,217,542
Nexstar Media Group, Inc.(a)	196,110	31,926,708

		60,144,250

Consumer Staples – 2.0%
Food Products – 2.0%
Hain Celestial Group, Inc. (The)(b)	1,721,225	18,227,773

Company	Shares	U.S. $ Value
Nomad Foods Ltd.(b)	1,867,704	$34,253,691

		52,481,464

Total Common Stocks (cost $2,392,143,194)		2,651,193,322

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $15,837,265)	15,837,265	15,837,265

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $2,407,980,459)		2,667,030,587

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $2,285,426)	2,285,426	2,285,426

Total Investments – 99.8% (cost $2,410,265,885)(g)		2,669,316,013
Other assets less liabilities – 0.2%		4,249,612

Net Assets – 100.0%		$2,673,565,625

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $437,625,768 and gross unrealized depreciation of investments was $(178,575,640), resulting in net unrealized appreciation of $259,050,128.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,651,193,322	$—	$—	$2,651,193,322
Short-Term Investments	15,837,265	—	—	15,837,265
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,285,426	—	—	2,285,426

Total Investments in Securities	2,669,316,013	—	—	2,669,316,013
Other Financial Instruments(b)	—	—	—	—

Total	$2,669,316,013	$—	$—	$2,669,316,013

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,430	$476,772	$476,365	$15,837	$656
Government Money Market Portfolio*	49,755	361,523	408,993	2,285	417
Total	$65,185	$838,295	$885,358	$18,122	$1,073

*	Investments of cash collateral for securities lending transactions.